Income Taxes (Details) - Schedule of the Income Tax Expense Benefit ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Schedule of the Income Tax Benefit [Abstract]
Current	¥ 1,160	$ 160	¥ 1,464	¥ 1,072
Deferred	7,425	1,024	(2,389)	(10,680)
Total income tax expense (benefit)	¥ 8,585	$ 1,184	¥ (925)	¥ (9,608)